Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Investments

	2024	2023

Equity method investments [a]	$794	$987
Public and private equity investments [b]	206	230
Warrants	14	34
Debt investments	31	22
	$1,045	$1,273

Ownership Percentages and Carrying Value Principal Equity Method Investments
[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2024	2023

LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$298	$405
Litens Automotive Partnership [ii]	76.7%	$262	$332
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$140	$129
BAIC BluePark Magna Automobile Co., Ltd.	49.0%	$99	$95

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2024.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

Summary of Total Financial Results of Equity Method Investees
A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2024	2023

Current assets	$2,543	$2,516

Non-current assets	$1,561	$1,884

Current liabilities	$1,870	$1,702

Long-term liabilities	$682	$876
Summarized Income Statements

	2024	2023

Sales	$5,300	$5,008
Cost of goods sold & expenses	5,184	4,863
Net income	$116	$145